TAXES (Reconcilation of Effective to Statutory Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjustments due to:
Liquidation of subsidiaries	(0.88%)	(29.53%)
MARSHALL ISLANDS [Member]
Adjustments due to:
Change in valuation allowance	0.78%	25.29%
Income subject to tax in other jurisdictions	0.06%	1.76%	0.08%
Effective tax rate	(0.04%)	(2.48%)	0.08%